Operating Leases	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
OPERATING LEASES
OPERATING LEASES
The Company leases certain stores, warehouses, manufacturing facilities, office space and equipment. Renewal options are available on the majority of leases and, under certain conditions, options exist to purchase certain properties. Rental expense for operating leases, recognized on a straight-line basis over the lease term in accordance with the Leases Topic of the ASC was $417,549, $394,359 and $376,914 for 2016, 2015 and 2014, respectively. Certain store leases require the payment of contingent rentals based on sales in excess of specified minimums. Contingent rentals included in rent expense were $58,865, $55,890 and $52,379 in 2016, 2015 and 2014, respectively. Rental income, as lessor, from real estate leasing activities and sublease rental income for all years presented was not significant. The following schedule summarizes the future minimum lease payments under noncancellable operating leases having initial or remaining terms in excess of one year at December 31, 2016:

2017	$342,565
2018	301,546
2019	257,466
2020	214,084
2021	158,427
Later years	326,241
Total minimum lease payments	$1,600,329